CONDENSED BALANCE SHEETS (Unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock subject to possible redemption (in shares)	13,471,011	20,846,454	20,866,262	20,869,316
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock subject to possible redemption (in shares)	13,471,011	20,846,454		20,869,316
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, shares issued (in shares)	1,454,178	1,205,623		1,182,761
Common stock, shares outstanding (in shares)	1,454,178	1,205,623		1,182,761
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Common stock, shares issued (in shares)	5,513,019	5,513,019		5,513,019
Common stock, shares outstanding (in shares)	5,513,019	5,513,019		5,513,019